Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2022	42,933,156
Balance at Dec. 31, 2022	$ 845,680	$ 104,504	$ (384,199)	$ (76,288)	$ 3,677	$ 493,374
Net earnings		0	144,691	0	0	144,691
Pension liability adjustments		0	0	(660)	0	(660)
Change in foreign currency translation	0	0	0	3,492	0	3,492
Unrealized gain (loss) on financial derivatives	0	0	0	(2,433)	0	(2,433)
Other comprehensive earnings attributable to NCI	$ 0	0	0	5,777	349	6,126
NCI share of earnings		0	(56,560)	0	2,939	(53,621)
NCI redemption increment (note 16)		0	(22,588)	0	0	(22,588)
Distributions to NCI		0	0	0	(3,212)	(3,212)
Acquisitions of businesses, net		0	0	0	(44)	(44)
Reclass to net earnings on disposal of operations		0	0	541	(1,210)	(669)
Subsidiaries’ equity transactions		3,998	0	0	0	3,998
Redemption of Convertible Notes (in shares)	4,015,720
Redemption of Convertible Notes	$ 227,101	0	0	0	0	227,101
Stock option expense		27,087	0	0	0	$ 27,087
Stock options exercised (in shares)	600,500					600,500
Stock options exercised	$ 54,253	(12,195)	0	0	0	$ 42,058
Dividends		0	(14,210)	0	0	(14,210)
Unrealized gain on available for sale securities						0
Balance (in shares) at Dec. 31, 2023	47,549,376
Balance at Dec. 31, 2023	$ 1,127,034	123,394	(332,866)	(69,571)	2,499	850,490
Net earnings		0	236,936	0	0	236,936
Pension liability adjustments		0	0	509	0	509
Change in foreign currency translation		0	0	(20,684)	0	(20,684)
Unrealized gain (loss) on financial derivatives		0	0	5,910	0	5,910
Other comprehensive earnings attributable to NCI		0	0	(17,796)	23	(17,773)
NCI share of earnings		0	(53,968)	0	10	(53,958)
NCI redemption increment (note 16)		0	(21,243)	0	0	(21,243)
Distributions to NCI		0	0	0	(90)	(90)
Subsidiaries’ equity transactions		(2,375)	0	0	(1,723)	(4,098)
Stock option expense		32,603	0	0	0	$ 32,603
Stock options exercised (in shares)	581,800					581,800
Stock options exercised	$ 58,260	(13,171)	0	0	0	$ 45,089
Dividends		0	(15,132)	0	0	(15,132)
Unrealized gain on available for sale securities		0	0	99	0	99
Issuance of Subordinate Voting Shares (note 18) (in shares)	2,479,500
Issuance of Subordinate Voting Shares (note 18)	$ 286,924	0	0	0	0	286,924
Balance (in shares) at Dec. 31, 2024	50,610,676
Balance at Dec. 31, 2024	$ 1,472,218	$ 140,451	$ (186,273)	$ (101,533)	$ 719	$ 1,325,582